Consolidated Statements Of Shareholders' Equity ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	Cumulative effect of accounting change [Member] CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Ordinary Shares Cumulative effect of accounting change [Member] CNY (¥)	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Treasury Stock Cumulative effect of accounting change [Member] CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Cumulative effect of accounting change [Member] CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Retained Earnings Cumulative effect of accounting change [Member] CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) Cumulative effect of accounting change [Member] CNY (¥)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests Cumulative effect of accounting change [Member] CNY (¥)
Balances (in shares) at Dec. 31, 2020 | shares				2,679,129,040	2,679,129,040		0	0
Balances at Dec. 31, 2020	¥ 188,741			¥ 0			¥ 0			¥ 47,213			¥ 135,284			¥ 199			¥ 6,045
Net income	7,591			0			0			0			10,226			0			(2,635)
Other comprehensive loss	(129)			0			0			0			0			(207)			78
Issuance of shares by the Company's subsidiaries to noncontrolling interests	711			0			0			279			0			0			432
Acquisition of redeemable noncontrolling interests and noncontrolling interests	35			¥ 0			¥ 0			(692)			0			0			727
Issuance of ordinary shares, net of issuance costs (in shares) | shares				95,000,000	95,000,000		0	0
Issuance of ordinary shares, net of issuance costs	19,873			¥ 0			¥ 0			19,873			0			0			0
Exercise of share-based awards (in shares) | shares				47,547,280	47,547,280		0	0
Exercise of share-based awards	292			¥ 0			¥ 0			292			0			0			0
Share-based compensation	7,508			0			0			6,895			0			0			613
Dividends paid and payable by the Company's subsidiaries	(51)			0			0			0			0			0			(51)
Accretion of redeemable noncontrolling interests	(391)			0			0			0			(350)			0			(41)
Repurchase of ordinary shares	(7,581)			¥ 0			¥ (7,581)			0			0			0			0
Repurchase of ordinary shares (in shares) | shares				(57,343,528)	(57,343,528)		57,343,528	57,343,528
Reclassification from mezzanine equity to ordinary shares	153																		153
Equity component of convertible senior notes issued by iQIYI, net of issuance costs	49			¥ 0			¥ 0			25			0			0			24
Others	3			¥ 0			¥ 0			3			0			0			0
Balances (in shares) at Dec. 31, 2021 | shares				2,764,332,792	2,764,332,792		57,343,528	57,343,528
Balances at Dec. 31, 2021	216,804		¥ (636)	¥ 0		¥ 0	¥ (7,581)		¥ 0	73,888		¥ (738)	145,160		¥ 398	(8)		¥ 13	5,345		¥ (309)
Net income	7,534			0			0			0			7,559			0			(25)
Other comprehensive income	110			0			0			0			0			541			(431)
Issuance of shares by the Company's subsidiaries to noncontrolling interests	1,248			0			0			224			0			0			1,024
Acquisition of redeemable noncontrolling interests and noncontrolling interests	(86)			¥ 0			¥ 0			(3)			0			0			(83)
Exercise of share-based awards (in shares) | shares				49,560,000	49,560,000		(25,242,088)	(25,242,088)
Exercise of share-based awards	175			¥ 0			¥ 4,242			132			(4,199)			0			0
Share-based compensation	6,766			0			0			6,354			0			0			412
Dividends paid and payable by the Company's subsidiaries	(20)			0			0			0			0			0			(20)
Accretion of redeemable noncontrolling interests	(593)			0			0			0			(591)			0			(2)
Repurchase of ordinary shares	(1,925)			¥ 0			¥ (1,925)			0			0			0			0
Repurchase of ordinary shares (in shares) | shares				(17,307,400)	(17,307,400)		17,307,400	17,307,400
Disposal of subsidiaries' shares	37			¥ 0			¥ 0			0			14			0			23
Others	(2)			¥ 0			¥ 0			(2)			0			0			0
Balances (in shares) at Dec. 31, 2022 | shares				2,796,585,392	2,796,585,392		49,408,840	49,408,840
Balances at Dec. 31, 2022	229,412			¥ 0			¥ (5,264)			79,855			148,341			546			5,934
Net income	21,549			0			0			0			20,315			0			1,234
Other comprehensive loss	(1,536)			¥ 0			¥ 0			0			0			(1,441)			(95)
Issuance of shares by the Company's subsidiaries to noncontrolling interests (in shares) | shares				0	0		0	0
Issuance of shares by the Company's subsidiaries to noncontrolling interests	3,449			¥ 0			¥ 0			1,274			0			0			2,175
Exercise of share-based awards (in shares) | shares				51,267,008	51,267,008		(50,887,168)	(50,887,168)
Exercise of share-based awards	108			¥ 0			¥ 6,210			0			(6,102)			0			0
Share-based compensation (in shares) | shares				0	0		0	0
Share-based compensation	6,316			¥ 0			¥ 0			5,965			0			0			351
Dividends paid and payable by the Company's subsidiaries (in shares) | shares				0	0		0	0
Dividends paid and payable by the Company's subsidiaries	(78)			¥ 0			¥ 0			0			0			0			(78)
Accretion of redeemable noncontrolling interests (in shares) | shares				0	0		0	0
Accretion of redeemable noncontrolling interests	(721)			¥ 0			¥ 0			0			(717)			0			(4)
Repurchase of ordinary shares	(4,764)			¥ 0			¥ (4,764)			0			0			0			0
Repurchase of ordinary shares (in shares) | shares				(42,661,000)	(42,661,000)		42,661,000	42,661,000
Others	(592)			¥ 0			¥ 0			5			(597)			0			0
Others (in shares) | shares				0	0		0	0
Balances (in shares) at Dec. 31, 2023 | shares				2,805,191,400	2,805,191,400		41,182,672	41,182,672
Balances at Dec. 31, 2023	¥ 253,143	$ 35,654		¥ 0	$ 0		¥ (3,818)	$ (538)		¥ 87,099	$ 12,268		¥ 161,240	$ 22,710		¥ (895)	$ (126)		¥ 9,517	$ 1,340